Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 924,552	$ 485,559	$ 433,712
Loans receivable, net, note 2	7,250,691	7,124,702	4,316,316
Other receivables	141,325	76,262	25,882
Prepaid expenses	3,663	7,276
Property and equipment, net, note 3	20,895	28,511	36,100
Security deposits	7,470	35,839	39,329
Loan costs, net			77,781
TOTAL ASSETS	8,348,596	7,758,149	4,929,120
LIABILITIES
Accounts payable and accrued expenses	66,119	96,441	172,139
Preferred Dividends Payable	3,317
Deferred rent		11,522	28,429
CEO accrued consulting fees, note 10			106,588
Senior debt, note 4			2,230,000
TOTAL LIABILITIES	69,436	107,963	2,537,156
COMMITMENTS AND CONTINGENCIES, note 9
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value; 50,000,000 shares authorized, 3,071,000, 1,160,000 and 2,400,000 shares issued and outstanding at September 30, 2016, December 31, 2015 and December 31, 2014 respectively	3,071	1,160	2,400
Common stock, $0.001 par value; 3,000,000,000 shares authorized, 9,672,723, 2,887,428 and 2,158,110 shares issued and outstanding at September 30, 2016, December 31, 2015 and December 31, 2014 respectively	2,233,258	2,165,405	2,158,111
Additional paid-in capital	32,587,991	26,025,071	14,914,705
Prepaid preferred share redemption, note 13		(160,000)
Subscription receivable	(2,977,950)
Accumulated deficit	(23,567,210)	(20,381,450)	(14,683,252)
TOTAL STOCKHOLDERS' EQUITY	8,279,160	7,650,186	2,391,964
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 8,348,596	$ 7,758,149	$ 4,929,120